Note 7 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Acquisition Related Expenses [Table Text Block]
	Year ended December 31,
	2022	2021
Transaction costs	$23,275	$13,030
Contingent consideration fair value adjustments (note 25)	3,700	42,686
Contingent consideration compensation expense	50,169	5,292
	$77,144	$61,008